INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS

	Intangible Assets	Goodwill	Total
Cost
Balance at December 31, 2020	-	-	-
Additions	563	602	1,165
Balance at December 31, 2021	563	602	1,165
Additions	3,370	9,660	13,030
Balance at December 31, 2022	3,933	10,262	14,195
Accumulated Depreciation
Balance at December 31, 2020	-	-	-
Depreciation	113	-	113
Balance at December 31, 2021	113	-	113
Depreciation	112	-	112
Balance at December 31, 2022	225	-	225

Carrying Amounts
Balance at December 31, 2021	451	602	1,053
Balance at December 31, 2022	3,708	10,262	13,970